FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Movement of financial instruments (Details) - USD ($) $ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022
Fair value of assets
Assets at beginning of period	$ 9,966
Transfers			$ 0
Assets at end of period	9,987	$ 9,966	9,966
Fair value of liabilities
Liabilities at beginning of period	(4,707)
Liabilities at end of period	(4,770)	(4,707)	(4,707)
Level 3 | Acquisition consideration liability
Fair value of liabilities
Liabilities at beginning of period	(78)	(84)
Arising on acquisitions		(32)
Payments	13	20
Remeasurements	33	19
Discount unwind		(1)
Liabilities at end of period	(32)	(78)	(78)
Level 3 | Investments
Fair value of assets
Assets at beginning of period	12	10
Additions		2
Fair value remeasurement	(4)
Assets at end of period	8	12	12
Level 3 | Contingent consideration receivable
Fair value of assets
Assets at beginning of period	18	20
Receipts		(2)
Settlements, fair value measurement, assets		2
Assets at end of period	$ 18	$ 18	$ 18